Right-of-Use Assets and Lease Liabilities – Operating Leases - Schedule of Operating Lease Liabilities (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Operating Lease, Liability [Abstract]
Office	$ 6,728	$ 9,471	$ 8,525
Lease liability	6,728	9,471	8,525
Less: current portion	(6,728)	(9,471)	(8,525)
Lease liability, non-current